Software technology development costs	9 Months Ended
Sep. 30, 2025
Research and Development [Abstract]
Software technology development costs

7.	Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, the KIDOZ publisher SDK and the Prado publisher SDK.

During the three month period ended September 30, 2025, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Nine Months ended September 30, 2025	Nine Months ended September 30, 2024	Three Months ended September 30, 2025	Three Months ended September 30, 2024

Opening total software development costs	$19,500,575	$16,055,557	$21,621,743	$17,628,758

Software development during the period	3,348,815	2,384,134	1,227,647	810,933
Closing total Software development costs	$22,849,390	$18,439,691	$22,849,390	$18,439,691

KIDOZ INC. and subsidiaries
(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements
Nine Months ended September 30, 2025 and 2024
(Unaudited)